INCOME TAX - Reconciliation of income tax expense to prima facie tax payable (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (5,463,872)	$ (8,403,826)	$ (8,458,965)
Tax at the Australian tax rate of 27.50% (2017: 27.50% and 2016: 28.50%)	$ (1,502,565)	$ (2,311,052)	$ (2,410,805)
Australian tax rate	27.50%	27.50%	28.50%
Share-based payments expense	$ 35,650	$ 33,079	$ 14,318
Research and development tax incentive	148,346	108,163	116,800
Withholding tax expense			849
Other non-deductible items	1,509	1,257	1,450
Other assessable items		81,155
Income tax expenses before unrecognized tax losses	(1,317,060)	(2,087,398)	(2,277,388)
Difference in overseas tax rates	67,557	(96,775)	(225,070)
Under /(over) provision	(268,092)	(75,054)	10,583
Research and development tax credit	(82,322)	(69,619)	(102,544)
Tax losses not recognized	$ 1,599,917	$ 2,328,846	$ 2,594,419